Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible notes payable		$ 594,251	$ 448,588
Deferred financing fees		13,595	42,896
Principal balance		580,658	405,692
Current maturities		469,609
Long-term portion		111,048	405,692
2% convertible notes due on April 30, 2017 | Investor [Member]
Convertible notes payable		100,000	100,000
Principal balance	0
2% convertible notes due on June 1, 2017 | Investor [Member]
Convertible notes payable		383,203	348,588
Principal balance	0
5% convertible notes due on April 27, 2019 | Investor [Member]
Convertible notes payable		25,000
Principal balance	0
2% convertible notes due on June 10, 2018 | Investor [Member]
Convertible notes payable		25,000
Principal balance	$ 0
2% convertible notes due on October 20, 2018 | Investor [Member]
Convertible notes payable		$ 61,048